SCHEDULE OF CONTRACTUAL OBLIGATIONS (Details)	Mar. 31, 2025 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Within one year	$ 62,669
Within two to three years	11,837
Total	$ 74,506